Segment information and revenue analysis (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total revenues	$ 3,443,594	$ 20,000
Mainland China [Member]
Total revenues	3,443,594
Outside Mainland China [Member]
Total revenues		20,000
Total Revenues [Member]
Total revenues	$ 3,443,594	$ 20,000